Segment Reporting (Details)	6 Months Ended
Jun. 30, 2025 Segment
Segment Reporting [Abstract]
Reportable segment	1
Title of decision maker	Chief operating decision
CODM description	The CODM uses consolidated net loss for the purpose of assessing performance, making operating decisions and allocating resources.